Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Adagio Medical Inc
Organization and Description of Business

ADAGIO MEDICAL, INC.

Unaudited

Notes to Condensed Consolidated Financial Statements

Note 1 — Organization and Description of Business

Adagio Medical, Inc. and its wholly-owned subsidiary (collectively, the “Company”) is a medical technology company focused on the development and commercialization of ablation technologies for the treatment of cardiac arrhythmias, including atrial fibrillation, atrial flutter, and ventricular tachycardia. The Company’s technologies center on ultra-low temperature cryoablation (“ULTC”) and pulsed field cryoablation (“PFCA”), designed to produce durable, contiguous, transmural lesions anywhere in the heart using the Company’s proprietary consoles, catheters, and stylets. The Company received CE Marking in Europe for its iCLAS™ Cryoablation System and VT Cryoablation System in June 2020 and March 2024, respectively, and has commercially launched in the EU. The Company has not launched commercially in the U.S. but is working towards obtaining the necessary regulatory approvals to do so.

The Company was incorporated in the state of Delaware on January 18, 2011, and is headquartered in Laguna Hills, California. Adagio Medical GmbH was formed in March 2020 and is a wholly-owned subsidiary that provides direct sales, distribution, marketing services, and clinical trial management in Europe.

On February 13, 2024, ARYA Sciences Acquisition Corp IV, a Cayman Islands exempted company (“ARYA”), Aja HoldCo, Inc., a Delaware corporation (“ListCo”), Aja Merger Sub 1, a Cayman Islands exempted company (“ARYA Merger Sub”), the Company, and Aja Merger Sub 2, Inc., a Delaware corporation (“Company Merger Sub”) entered into the business combination agreement (“Business Combination Agreement”) pursuant to which (i) ARYA Merger Sub will be merged with and into ARYA (the “ARYA Merger”), with ARYA surviving the ARYA Merger as a direct wholly-owned subsidiary of ListCo and (ii) Company Merger Sub will be merged with and into Adagio (the “Adagio Merger” and, together with the ARYA Merger, the “Mergers”), with Adagio surviving the Adagio Merger as a direct wholly-owned subsidiary of ListCo (the “Business Combination”). In connection with the consummation of the Business Combination, ListCo will change its name to “Adagio Medical Holdings, Inc.” (“New Adagio”). The Business Combination closed on July 31, 2024. See Note 17-Subsequent Events.

Liquidity and Going Concern

The Company has limited revenue and has incurred operating losses and negative cash flows from operations since its inception and anticipates that it will continue to do so for at least the next several years. As of June 30, 2024 and December 31, 2023, the Company had cash and cash equivalents of $2.0 million and $1.4 million, respectively. For the six months ended June 30, 2024 and 2023, net losses were $13.0 million and $17.2 million, respectively, and net cash used in operating activities was $13.7 million and $12.2 million, respectively. As of June 30, 2024 and December 31, 2023, the Company had an accumulated deficit of $146.7 million and $133.6 million, respectively, and working capital deficit of $55.0 million and $42.0 million, respectively.

Management does not believe the Company’s current cash and cash equivalents are sufficient to fund operations for at least the next 12 months from the issuance date of the condensed consolidated financial statements. Management believes that this raises substantial doubt about the Company’s ability to continue as a going concern.

Management intends to mitigate the conditions and events that raise substantial doubt about its ability to continue as a going concern entity by (i) pursuing a public offering of its common stock or in a business combination (the “SPAC transaction”) with a Special Purpose Acquisition Company (the “SPAC”) to obtain additional capital and align the Company’s long-term operating strategy (refer to the Business Combination in Note 1-Organization and Description of Business for further detail), (ii) negotiate other cash equity or debt financing in the short-term, and (iii) continue to pursue the necessary regulatory approvals to launch commercially in the U.S. market. However, there can be no assurances that the current plans will generate any liquidity to the Company or be available on terms acceptable to the Company.

On July 31, 2024, the Company announced the closing of its previously announced Business Combination with the Company and ListCo (the “Closing”) (see Note 1). As of July 31, 2024, substantial doubt about our ability to continue as a going concern was alleviated due to the closing of a business combination.

Strategic Realignment of Resources and Corporate Restructuring

On December 1, 2023, the Company’s management approved a strategic realignment of resources and corporate restructuring (the “RIF”) designed to reallocate capital, conformant to its business focus for the next two years.

As part of the RIF, the Company initiated a reduction in its current workforce of 20 employees, representing approximately 19% of the Company’s employees, which was completed on December 15, 2023. In compliance with the Worker Adjustment and Retraining Notification Act, the Company has provided termination notices to affected employees and government authorities if required.

The Company made no payment for severance or related benefit costs. The Company made no payment of retention bonuses.

ADAGIO MEDICAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 — Organization and Description of Business

Adagio Medical, Inc. and its wholly-owned subsidiary (the “Company”) is a medical technology company focused on the development and commercialization of ablation technologies for the treatment of cardiac arrhythmias, including atrial fibrillation, atrial flutter, and ventricular tachycardia. The Company’s technologies center on ultra-low temperature cryoablation (“ULTC”) and pulsed field cryoablation (“PFCA”), designed to produce durable, contiguous, transmural lesions anywhere in the heart using the Company’s proprietary consoles, catheters, and stylets. The Company received CE Marking in Europe for its iCLAS™ Cryoablation System in June 2020 and has commercially launched in the EU. The Company has not launched commercially in the U.S. but is working towards obtaining the necessary regulatory approvals to do so.

The Company was incorporated in the state of Delaware on January 18, 2011, and is headquartered in Laguna Hills, California. Adagio Medical GmbH was formed in March 2020 and is a wholly-owned subsidiary that provides direct sales, distribution, marketing services, and clinical trial management in Europe.

Liquidity and Going Concern

The Company has limited revenue and has incurred operating losses and negative cash flows from operations since its inception and anticipates that it will continue to do so for at least the next several years. As of December 31, 2023 and 2022, the Company had cash and cash equivalents of $1.4 million and $5.5 million, respectively. For the years ended December 31, 2023 and 2022, net losses were $36.6 million and $23.7 million, respectively, and net cash used in operating activities was $25.7 million and $22.4 million, respectively. As of December 31, 2023 and 2022, the Company had an accumulated deficit of $133.6 million and $97.1 million, respectively, and working capital deficit of $42.0 million and $6.2 million, respectively.

Management does not believe the Company’s current cash and cash equivalents are sufficient to fund operations for at least the next 12 months from the issuance date of the consolidated financial statements. Management believes that this raises substantial doubt about the Company’s ability to continue as a going concern.

Management intends to mitigate the conditions and events that raise substantial doubt about its ability to continue as a going concern entity by (i) pursuing a public offering of its common stock or in a business combination (the “SPAC transaction”) with a Special Purpose Acquisition Company (the “SPAC”) to obtain additional capital and align the Company’s long-term operating strategy (refer to Note 18  —  Subsequent Events for further detail), (ii) negotiate other cash equity or debt financing in the short-term, and (iii) continue to pursue the necessary regulatory approvals to launch commercially in the U.S. market. However, there can be no assurances that the current plans will generate any liquidity to the Company or be available on terms acceptable to the Company.

If the Company is unable to maintain sufficient financial resources, its business, financial condition, and results of operations will be materially and adversely affected. The Company may be required to delay, limit, reduce or terminate its product discovery and development activities or future commercialization efforts. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include adjustments that might result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course of business.

Strategic Realignment of Resources and Corporate Restructuring

On December 1, 2023, the Company’s management approved a strategic realignment of resources and corporate restructuring (the “RIF”) designed to reallocate capital, conformant to its business focus for the next two years.

As part of the RIF, the Company initiated a reduction in its current workforce of 20 employees, representing approximately 19% of the Company’s employees, which was completed on December 15, 2023. In compliance with the Worker Adjustment and Retraining Notification Act, the Company has provided termination notices to affected employees and government authorities if required.

The Company made no payment for severance or related benefit costs. The Company made no payment of retention bonuses.